Prepaid Expenses And Other Current Assets - Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Prepaid expenses and other current assets
Rent		$ 0	$ 3,962
Directors & officers insurance	$ 240,428	31,491	0
Professional fees		10,000	52,739
Other vendors		24,729	32,540
Prepaid expenses and other current assets	$ 172,039	34,729	$ 89,241
As Originally Presented [Member]
Prepaid expenses and other current assets
Prepaid expenses and other current assets		$ 66,220